(Loss)/earnings per share	12 Months Ended
Dec. 31, 2024
(Loss)/earnings per share
(Loss)/earnings per share

13   (Loss)/earnings per share

The calculations of basic and diluted (loss)/earnings per share are based on:

	Year ended December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
	(Note 12)	(Note 12)

Loss from continuing operations as presented in the statement of comprehensive income	(795,190)	(220,103)	(704,706)
Less: loss from continuing operations attributable to non-controlling interests	55,752	8,761	35,530
Loss from continuing operations attributable to owners of the Company	(739,438)	(211,342)	(669,176)

(Loss)/profit from discontinued operations	(132,836)	(151,373)	209,499
Loss attributable to owners of the Company used in calculating basic and diluted loss per share	(872,274)	(362,715)	(459,677)

Weighted average number of ordinary shares in issue (in’000 shares)	1,094,748	1,089,589	1,089,589

Loss per share for loss from continuing operations attributable to owners of the Company
- Basic and diluted loss per share (RMB) (Note)	(0.68)	(0.19)	(0.61)
- Basic and diluted loss per ADS (RMB) (Note)	(20.26)	(5.82)	(18.42)

(Loss)/earnings per share for (loss)/profit from discontinued operations attributable to owners of the Company
- Basic and diluted (loss)/earnings per share (RMB) (Note)	(0.12)	(0.14)	0.19
- Basic and diluted (loss)/earnings per ADS (RMB) (Note)	(3.64)	(4.17)	5.76

Loss per share for loss attributable to owners of the Company
- Basic and diluted loss per share (RMB) (Note)	(0.80)	(0.33)	(0.42)
- Basic and diluted loss per ADS (RMB) (Note)	(23.90)	(9.99)	(12.66)

Note: One ADS represent thirty ordinary shares of the Company.

Basic (loss)/earnings per share is calculated by dividing the (loss)/profit attributable to owners of the Company by the weighted average number of ordinary shares in issue during the years ended December 31, 2022, 2023 and 2024.

Shares held for share incentive scheme purpose have been treated as treasury shares. Accordingly, for purpose of calculation of basic (loss)/earnings per share, the issued and outstanding number of ordinary shares as at December 31, 2022, 2023 and 2024, taking into account the shares held for share incentive scheme purpose, were 1,089,589,125 shares, 1,089,589,125 shares, 1,089,589,125 shares, respectively.

The effects of all outstanding share options granted under the Share Option Scheme and Restricted Share Units Scheme (Note 28) for the years ended December 31, 2022, 2023 and 2024, have been excluded from the computation of diluted (loss)/earnings per share. Accordingly, dilutive (loss)/earnings per share for the years ended December 31, 2022, 2023 and 2024 were the same as basic (loss)/earnings per share for the years.